INCOME TAXES (Details 2)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Income Taxes Details 2
U.S. statutory federal rate	34.00%	34.00%
(Decrease) increase in taxes resulting from:
State income tax rate, net of U.S. Federal benefit	3.97%	3.96%
Net effect of permanent and temporary reconciling items	(4.44%)	(4.44%)
Effective tax rate	33.53%	33.52%